Loans receivable	12 Months Ended
Dec. 31, 2020
Disclosure Of Loans And Advances To Customers [Abstract]
4. Loans receivable
4.	Loans receivable

Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. Current loans are defined as loans to customers with terms of one year or less, while non-current loans are those with terms exceeding one year. The breakdown of the Company’s gross loans receivable as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
Current (terms of one year or less)	54,978	69,949
Non-Current (terms exceeding one year)	1,135	34,726
	56,113	104,675

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents our assessment of credit risk exposure and by their IFRS 9 ECL measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off and these are carried in gross receivables at the net expected collectable amount with no associated allowance:

		As at December 31, 2020
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	47,590	—	—	47,590
Lower risk	1-30 days past due	1,571	—	—	1,571
Medium risk	31-60 days past due	—	720	—	720
Higher risk	61-90 days past due	—	415	—	415
Non-performing	91+ days past due or bankrupt	—	—	5,817	5,817
	Gross loans receivable	49,161	1,135	5,817	56,113
	Allowance for loan losses	(5,425)	(772)	(2,689)	(8,886)
	Loans receivable, net	43,736	363	3,128	47,227
4.	Loans receivable (Continued from previous page)

		As at December 31, 2019
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	87,910	—	—	87,910
Lower risk	1-30 days past due	3,240	—	—	3,240
Medium risk	31-60 days past due	—	1,650	—	1,650
Higher risk	61-90 days past due	—	1,289	—	1,289
Non-performing	91+ days past due or bankrupt	—	—	10,586	10,586
	Gross loans receivable	91,150	2,939	10,586	104,675
	Allowance for loan losses	(7,477)	(1,784)	(6,759)	(16,020)
	Loans receivable, net	83,673	1,155	3,827	88,655

The following tables show reconciliations from the opening to the closing balance of the loss allowance:

	As at December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	7,479	1,783	6,758	16,020
Gross loans originated	1,346	—	—	1,346
Principal payments	(2,448)	(476)	(838)	(3,762)
Derecognition of allowance associated with Liquid Sale	(1,575)	(247)	(309)	(2,131)
Re-measurement of allowance before transfers	1,702	128	532	2,362
Re-measurement of amounts transferred between stages	(145)	636	9,014	9,505
Transfer to (from)
Stage 1 – 12 month ECLs	173	(122)	(51)	—
Stage 2 - Lifetime ECLs	(124)	125	(1)	—
Stage 3 - Lifetime ECLs	(983)	(1,055)	2,038	—
Net amounts written off against allowance			(14,454)	(14,454)
Balance as at December 31, 2020	5,425	772	2,689	8,886

4.	Loans receivable (Continued from previous page)

	As at December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2019	6,951	2,118	6,340	15,409
Gross loans originated	4,296	—	—	4,296
Principal payments	(2,536)	(449)	(912)	(3,897)
Re-measurement of allowance before transfers	523	(197)	(20)	306
Re-measurement of amounts transferred between stages	(84)	1,528	17,750	19,194
Transfer to (from)
Stage 1 – 12 month ECLs	96	(76)	(20)	—
Stage 2 - Lifetime ECLs	(238)	240	(2)	—
Stage 3 - Lifetime ECLs	(1,529)	(1,381)	2,910	—
Net amounts written off against allowance	—	—	(19,288)	(19,288)
Balance as at December 31, 2019	7,479	1,783	6,758	16,020

The Company’s measurement of ECLs is impacted by forward looking indicators (FLIs) including the consideration of forward macroeconomic conditions. In light of the COVID-19 pandemic, management has applied a probability weighted approach to the measurement of ECL as at December 31, 2020, involving multiple scenarios and additional FLIs. Additional factors considered include the possibility of a prolonged economic recession, the effectiveness of collection strategies implemented to assist customers experiencing financial difficulty (including varying potential levels of defaults for customers who have been offered payment deferral plans), the extent to which government subsidies will continue to be available as the COVID-19 pandemic continues, and the level of loan protection insurance held by customers within our portfolio..

4.	Loans receivable (Continued from previous page)

The primary FLIs impacting ECL include rate of loans experiencing financial difficulty and collections. As part of the process, three forward looking scenarios are generated 1) Optimistic, 2) Neutral, and 3) Pessimistic. The following table shows the primary FLIs used in the determination of the probability weighted allowance in each of the scenarios relative to the base case.

	Optimistic forecast	Neutral forecast	Pessimistic forecast
Increase in delinquent loans going into collections	5%	7%	13%
Decrease in collection efficiency	5%	10%	15%

The assignment of the probability weighting for the multiple scenarios using these FLIs involves management judgment through a robust internal review and analysis to arrive at a collective view on the likelihood of each scenario. If management were to assign 100% probability to the optimistic and pessimistic scenario forecasts, the allowance for credit losses would have been $361 lower and $472 higher than the reported allowance for credit losses as at December 31, 2020, respectively.

In response to the COVID-19 pandemic, the Company considered payment deferral requests from eligible customers. The agreement to a payment deferral on its own does not represent a significant increase in credit risk for an individual borrower that required migration from Stage 1 to Stage 2 under IFRS 9, nor are facilities with payment deferrals considered past due. In assessing credit risk, we monitor the credit quality of impacted borrowers using sound credit risk management practices. The loan modifications due to payment deferrals did not result in any modification gains or losses. As payment deferral periods conclude, we have been successful in working with clients to resume normal payments. As at December 31, 2020 there are 16 loans that remain on a deferral plan with a total outstanding balance of $34.

As at December 31, 2020, our allowance for loan losses includes $1,049 of management overlay added due to the present economic uncertainties caused in part by the COVID-19 pandemic. The Company believes this provides adequate provision to absorb the impact on our loan book of any potential deterioration in future macroeconomic conditions that may result from the ongoing COVID-19 pandemic.

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of period	16,020	15,409
Derecognition of allowance associated with loan sale	(2,131)	—
Provision for loan losses	9,451	19,899
Charge offs	(14,454)	(19,288)
Balance, end of period	8,886	16,020

The provision for loan losses in the consolidated statement of operations and comprehensive loss is recorded net of recoveries of $1,117 (2019- $1,737).

On February 28, 2020, Mogo completed the sale of the majority of its non-current (“MogoLiquid”) loan portfolio (the “Liquid Sale”) for gross consideration of $31,572, de-recognized net loan receivables of $29,896 and recognized a corresponding gain on sale of loan book amounting to $1,676. This gain is presented within other non-operating expenses, in the consolidated statement of operations and comprehensive loss.

4.	Loans receivable (Continued from previous page)

Mogo is also eligible for an additional performance-based payment of up to $1,500 payable upon achieving certain agreed-upon annual origination amounts under the 3-year lending partnership with the purchaser of the Liquid Sale. These performance-based payments are not recognizable into income until the related performance milestones are fully achieved. For the year ended December 31, 2020, none of this additional performance-based payment has been recognized.